Shareholder Report, Average Annual Return (Details)				12 Months Ended	34 Months Ended	60 Months Ended	70 Months Ended	83 Months Ended
	Mar. 22, 2022	Mar. 29, 2019	Mar. 01, 2018	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025
C000234653
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Fairlead Tactical Sector ETF
C000206278
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Reynders, McVeigh Core Equity Fund - Institutional Shares
C000246834
Average Annual Return [Line Items]
Line Graph and Table Measure Name				The Nightview Fund
Without Sales Load [Member] | C000234653
Average Annual Return [Line Items]
Average Annual Return, Percent				14.94%	5.60%
Without Sales Load [Member] | C000206278
Average Annual Return [Line Items]
Average Annual Return, Percent				19.65%		13.01%	13.47%
Without Sales Load [Member] | C000246834
Average Annual Return [Line Items]
Average Annual Return, Percent				34.01%		18.96%		21.79%
Morningstar Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
MSCI WORLD INDEX Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index
Average Annual Return, Percent				21.40%		12.08%	12.55%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent				26.38%		15.17%		14.38%
Russell 1000 Equal Weight Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Equal Weight Index Total Return Index
Average Annual Return, Percent				17.99%	4.71%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent				26.38%		15.17%	15.68%
The Nightview Fund - Market Price
Average Annual Return [Line Items]
Average Annual Return, Percent				0.00%		0.00%		25.52%